Right-of-Use Assets and Lease Liabilties (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilties [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	As of December 31,
	2025	2024
Balance at January 1,	$2,268,022	$2,688,208
New leases	4,054,878	1,580,321
Termination of leases	(38,560)	(114,301)
Depreciation expense	(2,025,685)	(1,861,512)
Exchange difference	264,654	(24,694)
Balance at December 31,	$4,523,309	$2,268,022

Schedule of Lease Liabilities

The total lease liabilities are as below:

	As of December 31,
	2025	2024
Current portion	$2,141,509	$1,670,909
Non-current portion	2,081,431	889,920
Lease liabilities	$4,222,940	$2,560,829

	As of December 31,
	2025	2024
Total minimum lease payments:
Due within one year	$2,365,069	$1,702,231
Due in the second to fifth years	2,203,473	951,271
	4,568,542	2,653,502
Future finance charges on lease liabilities	(345,602)	(92,673)
Present value of lease liabilities	$4,222,940	$2,560,829